Nonperforming Assets (Parenthetical) (Detail) (Investment Management Funds, Nonperforming Financing Receivable, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment Management Funds | Nonperforming Financing Receivable
Financing Receivable, Impaired [Line Items]
Loans fair value	$ 174	$ 101